Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Total borrowings	$ 3,762	$ 3,630
Deferred debt issue costs	(28)	(38)
Net borrowings	3,734	3,592
Lease liabilities	494	402
Total borrowings	3,734	3,592
Within one year or on demand
Financial liabilities
Total borrowings	94	68
Lease liabilities	99	70
Total borrowings	244	210
Derivative financial instruments	32	40
Trade payables	1,240	1,227
Between one and three years
Financial liabilities
Total borrowings	175	100
Total borrowings	458	374
Derivative financial instruments	41	4
Between three and five years
Financial liabilities
Total borrowings	1,791	704
Total borrowings	1,994	947
Derivative financial instruments	11	12
Greater than five years
Financial liabilities
Total borrowings	1,702	2,758
Lease liabilities	110	108
Total borrowings	1,761	2,891
Derivative financial instruments		1
Greater than five years | Senior Secured Notes and Senior Notes
Financial liabilities
Total borrowings	3,300	3,263
Later than one year and not later than five years
Financial liabilities
Lease liabilities	$ 285	$ 224